Severance Indemnities and Pension Plans [Text Block]	6 Months Ended
Sep. 30, 2016
Compensation and Retirement Disclosure [Abstract]
Severance Indemnities and Pension Plans [Text Block]

7.    SEVERANCE INDEMNITIES AND PENSION PLANS

The following table summarizes the components of net periodic benefit costs of pension benefits, severance indemnities plans (“SIPs”) and other benefits for the six months ended September 30, 2015 and 2016:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2015	2016	2015		2016
	Pension benefits and SIPs	Pension benefits and SIPs	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥23,245	¥24,453	¥7,538	¥590	¥6,701	¥548
Interest cost on projected benefit obligation	8,380	6,232	9,011	841	8,027	717
Expected return on plan assets	(29,892)	(30,126)	(15,145)	(1,163)	(15,075)	(1,066)
Amortization of net actuarial loss	3,263	8,870	6,358	503	9,788	669
Amortization of prior service cost	(3,822)	(3,784)	(1,144)	(459)	(1,063)	(427)
Gain on settlements and curtailment	(644)	(445)	—	—	—	—

Net periodic benefit cost	¥530	¥5,200	¥6,618	¥312	¥8,378	¥441

The MUFG Group has contributed to the plan assets for the six months ended September 30, 2016 and expects to contribute for the remainder of the fiscal year ending March 31, 2017 as follows, based upon its current funded status and expected asset return assumptions:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIPs	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2016	¥27.0	¥16.9	¥0.5
For the remainder of the fiscal year ending March 31, 2017	¥27.1	¥1.2	¥0.5